NON-CONTROLLING INTERESTS - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	$ 2,378
Share of income (loss)	78	$ 206
Cash contributed	13	70
Decrease in non-controlling interest	493
Disbursements	(195)	(175)
Non-controlling interests, ending balance	1,781	2,378
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	2,378	2,277
Share of income (loss)	78	206
Cash contributed	13	70
Decrease in non-controlling interest	(493)
Disbursements	(195)	(175)
Non-controlling interests, ending balance	$ 1,781	2,378
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests, beginning balance	$ 1,311	1,232
Share of income (loss)	118	174
Cash contributed	0	0
Decrease in non-controlling interest	0
Disbursements	(139)	(95)
Non-controlling interests, ending balance	$ 1,290	1,311
Acacia
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	36.10%
Non-controlling interests, beginning balance	$ 704	677
Share of income (loss)	(211)	34
Cash contributed	0	0
Decrease in non-controlling interest	0
Disbursements	(13)	(7)
Non-controlling interests, ending balance	$ 480	704
Cerro Casale
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Non-controlling interests, beginning balance	$ 319	318
Share of income (loss)	173	(1)
Cash contributed	1	2
Decrease in non-controlling interest	(493)
Disbursements	0	0
Non-controlling interests, ending balance	0	319
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	44	50
Share of income (loss)	(2)	(1)
Cash contributed	12	68
Decrease in non-controlling interest	0
Disbursements	(43)	(73)
Non-controlling interests, ending balance	$ 11	$ 44